Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

Schedule of Intangible assets

	Weighted- average
	amortization period		Accumulated
	(years)	Cost	Amortization	Net

Balance, December 31, 2022
Customer relationships	5-10	$2,643,000	$280,636	$2,362,364
Acquired technology	3-5	1,437,050	1,201,739	235,311
Internally developed software	5	749,147	288,530	460,617
Trade names	6	640,000	3,405	636,595
Software in development	N/A	33,046	—	33,046

		$5,502,243	$1,774,310	$3,727,933

Balance, December 31, 2021
Customer relationships	9	$4,304,000	$131,429	$4,172,571
Acquired technology	3	1,214,000	360,357	853,643
Internally developed software	5	654,022	142,050	511,972
Software in development	N/A	13,354	—	13,354

		$6,185,376	$633,936	$5,551,440

Schedule of Future Amortization Expenses of Intangible Assets
Amount

2023	$724,564
2024	704,922
2025	673,281
2026	596,306
2027	526,949
Thereafter	465,665

$3,691,686